First Quarter Report
March 31, 2023 (Unaudited)
Wanger International
Managed by Columbia Wanger Asset Management, LLC
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Wanger International, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 6.3%
carsales.com Ltd.	218,250	3,261,755
IDP Education Ltd.	497,127	9,161,294
Johns Lyng Group Ltd.	706,249	3,044,866
Pro Medicus Ltd.(a)	125,187	5,399,257
Total		20,867,172
Brazil 1.2%
TOTVS SA	722,157	4,006,561
Canada 3.4%
Altus Group Ltd.	93,373	3,964,984
Osisko Gold Royalties Ltd.	357,166	5,644,888
Richelieu Hardware Ltd.	58,160	1,606,877
Total		11,216,749
China 1.1%
Silergy Corp.	223,000	3,540,479
Denmark 2.8%
ALK-Abello A/S(b)	386,686	6,000,094
Netcompany Group AS(b)	87,641	3,198,379
Total		9,198,473
Finland 1.9%
Valmet OYJ	197,837	6,422,541
France 1.5%
Robertet SA	5,178	4,930,445
Germany 7.9%
Amadeus Fire AG	13,702	2,062,732
Eckert & Ziegler Strahlen- und Medizintechnik AG	80,858	3,654,812
Hypoport SE(b)	16,205	2,237,712
Jenoptik AG	112,720	3,841,351
Nemetschek SE	72,912	5,033,175
Washtec AG	207,154	9,189,342
Total		26,019,124
Italy 4.8%
Amplifon SpA	245,973	8,525,556
Carel Industries SpA	233,001	6,359,494
GVS SpA(b)	164,075	1,093,948
Total		15,978,998
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 16.1%
Aruhi Corp.	214,700	1,726,641
Avant Group Corp.	975,300	10,565,067
CyberAgent, Inc.	317,700	2,691,816
Daiseki Co., Ltd.	278,480	8,851,608
Fuso Chemical Co., Ltd.	177,400	5,069,186
Hoshizaki Corp.	196,600	7,263,255
Insource Co., Ltd.	172,500	1,764,770
Seiren Co., Ltd.	187,500	3,310,766
Simplex Holdings, Inc.	243,200	4,501,802
Solasto Corp.	1,525,200	7,330,879
Total		53,075,790
Mexico 3.4%
Corporación Inmobiliaria Vesta SAB de CV	2,673,962	8,413,632
Grupo Aeroportuario del Centro Norte SAB de CV	254,218	2,839,003
Total		11,252,635
Netherlands 3.5%
BE Semiconductor Industries NV	31,189	2,726,093
IMCD NV	54,764	8,954,784
Total		11,680,877
New Zealand 2.1%
Fisher & Paykel Healthcare Corp., Ltd.	407,047	6,804,564
Norway 0.3%
AutoStore Holdings Ltd.(b),(c)	452,734	977,347
South Korea 3.7%
Jeisys Medical, Inc.	618,378	4,117,382
KEPCO Plant Service & Engineering Co., Ltd.	55,325	1,610,628
Koh Young Technology, Inc.	128,383	1,684,767
Korea Investment Holdings Co., Ltd.	114,804	4,873,077
Total		12,285,854
Sweden 8.6%
AddTech AB, B Shares	553,931	10,294,523
Dometic Group AB	276,738	1,689,834
Munters Group AB	520,213	4,805,186
Sectra AB, Class B(b)	636,180	9,950,605
2	Wanger International | First Quarter Report 2023

Portfolio of Investments   (continued)
Wanger International, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweco AB, Class B	140,549	1,785,057
Total		28,525,205
Switzerland 3.9%
Belimo Holding AG, Registered Shares	13,700	6,621,579
Inficon Holding AG	3,289	3,566,940
Kardex Energy AG	13,078	2,845,109
Total		13,033,628
Taiwan 6.0%
Parade Technologies Ltd.	201,000	6,958,994
Sinbon Electronics Co., Ltd.	478,000	5,379,741
Universal Vision Biotechnology Co., Ltd.	205,800	2,685,922
Voltronic Power Technology Corp.	86,495	4,925,344
Total		19,950,001
United Kingdom 15.5%
Abcam PLC, ADR(b)	172,362	2,319,993
Auto Trader Group PLC	748,811	5,711,704
Dechra Pharmaceuticals PLC	252,415	8,263,936
Diploma PLC	154,367	5,374,702
Genus PLC	170,353	6,054,647
Intermediate Capital Group PLC	339,393	5,122,793
Porvair PLC	810,678	6,000,314
Rightmove PLC	1,352,453	9,413,950
Safestore Holdings PLC	267,167	3,135,912
Total		51,397,951
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 2.0%
Inter Parfums, Inc.	46,932	6,675,608
Vietnam 1.4%
Asia Commercial Bank JSC(b)	1,912,375	2,044,553
FPT Corp.	737,340	2,489,839
Total		4,534,392
Total Common Stocks (Cost $272,472,506)		322,374,394

Securities Lending Collateral 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.705%(d),(e)	1,836,170	1,836,170
Total Securities Lending Collateral (Cost $1,836,170)		1,836,170

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(d),(f)	8,092,452	8,090,833
Total Money Market Funds (Cost $8,089,597)		8,090,833
Total Investments in Securities (Cost $282,398,273)		332,301,397
Obligation to Return Collateral for Securities Loaned		(1,836,170)
Other Assets & Liabilities, Net		408,660
Net Assets		$330,873,887

At March 31, 2023, securities and/or cash totaling $147,721 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	91	06/2023	USD	4,529,525	201,405	—
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2023. The total market value of securities on loan at March 31, 2023 was $1,748,711.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $977,347, which represents 0.30% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(e)	Investment made with cash collateral received from securities lending activity.
Wanger International | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Wanger International, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	3,493,914	18,075,407	(13,478,803)	315	8,090,833	(470)	59,056	8,092,452
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Wanger International | First Quarter Report 2023

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1QT7062_12_B01_(05/23)